REVENUES	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the company’s segment revenues by type of revenues for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,709	$3,274	$639	$9,622
Other revenues	27	—	—	27
Total revenues	$5,736	$3,274	$639	$9,649

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,743	$3,270	$517	$9,530
Other revenues	74	2	—	76
Total revenues	$5,817	$3,272	$517	$9,606

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$5,806	$3,350	$745	$9,901
Other revenues	2	—	—	2
Total revenues	$5,808	$3,350	$745	$9,903
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the company’s segment revenues by timing of revenue recognition for total revenues from contracts with customers for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$2,012	$1,374	$399	$3,785
Services transferred over a period of time	3,697	1,900	240	5,837
Total revenues from contracts with customers	$5,709	$3,274	$639	$9,622

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,835	$1,381	$303	$3,519
Services transferred over a period of time	3,908	1,889	214	6,011
Total revenues from contracts with customers	$5,743	$3,270	$517	$9,530

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,063	$1,376	$511	$2,950
Services transferred over a period of time	4,743	1,974	234	6,951
Total revenues from contracts with customers	$5,806	$3,350	$745	$9,901
(c)Revenues by geography
The table below summarizes the company’s total revenues for the years ended December 31, 2021, 2020, and 2019:

(US$ MILLIONS)	2021	2020	2019
United Kingdom	$1,310	$1,024	$1,394
United States of America	1,591	1,700	1,609
Europe	921	875	875
Australia	4,414	4,223	3,909
Brazil	655	530	754
Other	758	1,254	1,362
Total revenues	$9,649	$9,606	$9,903
The tables below summarize the company’s segment revenues by geography for the years ended December 31, 2021, 2020, and 2019:

	Year ended December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$1,085	$225	$—	$1,310
United States of America	—	1,591	—	1,591
Europe	—	921	—	921
Australia	4,390	—	—	4,390
Brazil	—	16	639	655
Other	234	521	—	755
Total revenues from contracts with customers	$5,709	$3,274	$639	$9,622
Other revenues	$27	$—	$—	$27
Total revenues	$5,736	$3,274	$639	$9,649

	Year ended December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$810	$213	$—	$1,023
United States of America	—	1,700	—	1,700
Europe	—	875	—	875
Australia	4,153	—	—	4,153
Brazil	—	13	517	530
Other	780	469	—	1,249
Total revenues from contracts with customers	$5,743	$3,270	$517	$9,530
Other revenues	$74	$2	$—	$76
Total revenues	$5,817	$3,272	$517	$9,606

	Year ended December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$1,125	$265	$—	$1,390
United States of America	—	1,609	—	1,609
Europe	—	876	—	876
Australia	3,909	—	—	3,909
Brazil	—	9	745	754
Other	772	591	—	1,363
Total revenues from contracts with customers	$5,806	$3,350	$745	$9,901
Other revenues	$2	$—	$—	$2
Total revenues	$5,808	$3,350	$745	$9,903
(d)Lease income
The leases in which the company is a lessor are operating in nature. Lease income from operating leases totaled $7 million for the year ended December 31, 2021 (2020: $5 million). The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt for the year ended December 31, 2021 and 2020:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Total - December 31, 2021	$6	$17	$10	$33
Total - December 31, 2020	$5	$15	$12	$32
(e)Remaining performance obligations
Business services
At the company’s construction operations, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract, work order, or letter of intent. As at December 31, 2021, the company’s backlog of construction projects was approximately $7.5 billion (2020: $5.6 billion).
Infrastructure services
The company’s nuclear technology services operations had remaining backlog of approximately $9.3 billion as at December 31, 2021 (2020: $9.9 billion). Included in this amount is an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. The company expects to recognize most of this amount within the next 10 years.
Industrials
The company’s water and wastewater operations are party to certain remaining performance obligations which have a duration of more than one year. As at December 31, 2021, the remaining performance obligations were approximately $8.9 billion (2020: $9.5 billion), with the most significant relating to the service concession arrangements with various municipalities which have an average term of 24 years.